Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 10,204	$ 250,352	$ 174,284	$ 456,993
Australia | Government of Australia, Australian Taxation Office
Total	3,057			3,057
Australia | Government of Australia
Total	3,057			3,057
Australia | Government of Queensland, Central Highlands Regional Council
Total			10,319	10,319
Australia | Government of Queensland, CS Energy Limited
Total			1,804	1,804
Australia | Government of Queensland, Department of Environment and Science
Total			440	440
Australia | Government of Queensland, Department of Natural Resources Mines and Energy
Total			2,088	2,088
Australia | Government of Queensland, Gladstone Ports Corporation Limited
Total			27,157	27,157
Australia | Government of Queensland, Queensland Treasury
Total	4,140	250,352	6,472	260,964
Australia | Government of Queensland, Resources Safety and Health Queensland
Total			2,400	2,400
Australia | Government of Queensland, Stanwell Corporation Limited
Total			141,078	141,078
Australia | Government of Queensland, Sunwater Limited
Total			3,207	3,207
Australia | Government of Queensland, Workcover Queensland
Total			783	783
Australia | Government of Queensland
Total	4,140	$ 250,352	195,749	450,250
United States | Government of the United States, Office of Surface Mining Reclamation and Enforcement
Total	578			578
United States | Government of the United States, U.S. Department of Labor
Total			688	688
United States | Government of the United States, United States Treasury
Total	2,429			2,429
United States | Government of the United States
Total	$ 3,007		$ 688	$ 3,695